Other Curent Liabilities	12 Months Ended
Dec. 31, 2025
Other Curent Liabilities [Abstract]
OTHER CURENT LIABILITIES

NOTE 10 – OTHER CURENT LIABILITIES

	December 31,
	2025	2024

Employees and related institutions	649	-
Accrued expenses	1,650	1,101
Dividends payable to former Tiltan shareholder	774	-
Other payable	44	66
	3,117	1,167